Unsecured Notes Payable and Warrants (Details 1) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Statements [Line Items]
Balance	$ 24
Change in fair value	(24)
Balance	0
PPL [Member]
Statements [Line Items]
Balance	22
Change in fair value	(22)
Balance	0
Eygen [Member]
Statements [Line Items]
Balance	2
Change in fair value	(2)
Balance	$ 0